Fair Value Measurements - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Change in fair value of derivative warrant liabilities	$ 626,410	$ 3,758,500	$ (7,203,800)
Expected Dividend Rate [Member]
Measurement Input		0